SHARE-BASED COMPENSATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2023 CNY (¥) installment shares	Jun. 30, 2023 USD ($) installment shares	Jun. 30, 2022 CNY (¥) shares	Oct. 31, 2020 shares	Jul. 31, 2020 shares	Apr. 15, 2019 shares
SHARE-BASED COMPENSATION
Number of equal installments | installment		4	4
Vesting period		4 years	4 years
Period to exercise vested options when the option becomes exercisable		90 days	90 days
Period to exercise vested options on cessation of employment or directorship		3 months	3 months
Share based compensation by share based payment arrangement additional number of shares available for issuance as percentage of outstanding stock maximum	1.00%
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum	3.00%
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Allocated share based compensation expense		¥ 8,229	$ 1,134	¥ 1,835
Number of units vested		4,873,937	4,873,937
Restated And Amended Employee Stock Option Plan Two Thousand And Nineteen
SHARE-BASED COMPENSATION
Ordinary shares reserved for future issuance							4,388,060
Maximum number of shares issuable		10 years	10 years
Second Amended and Restated Employee Stock Option Plan | Maximum
SHARE-BASED COMPENSATION
Share-based compensation arrangement by share-based payment award, number of shares authorized						7,388,060
Third Amended And Restated Employee Stock Option Plan
SHARE-BASED COMPENSATION
Ordinary shares reserved for future issuance					10,216,234
2020 Plan | Restricted Stock Units (RSUs) | Employees Directors And Consultants
SHARE-BASED COMPENSATION
Number of units granted		3,063,665	3,063,665	479,741